Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
General and administrative expenses	$ 171,977	$ 171,552	$ 506,604	$ 548,607
Professional and legal fees [Member]
General and administrative expenses			$ 81,600	$ 138,000